36 Related Party Transactions (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Assets		R$ 46,784,664
Net operating revenues		18,633,249
Operating costs and expenses		(13,347,822)
Joint Ventures [member] | Integracao Maranhense Transmissora [Member]
Disclosure of transactions between related parties [line items]
Assets	[1],[2]	160		R$ 161
Operating costs and expenses	[1],[2]	(2,029)		(1,938)		R$ (1,797)
Joint Ventures [member] | Integracao Maranhense Transmissora [Member] | Dividends [Member]
Disclosure of transactions between related parties [line items]
Assets		3,806		4,306
Joint Ventures [member] | Caiua Transmissora De Energia [Member]
Disclosure of transactions between related parties [line items]
Assets	[1],[2],[3],[4]	261		256
Liabilities	[1],[2],[3],[4]	1,401		1,512
Net operating revenues	[1],[2],[3],[4]	3,114		2,792		4,250
Operating costs and expenses	[1],[2],[3],[4]	(16,267)		(14,233)		(14,869)
Joint Ventures [member] | Caiua Transmissora De Energia [Member] | Dividends [Member]
Disclosure of transactions between related parties [line items]
Assets		4,443		4,443
Joint Ventures [member] | Voltalia Sao Miguel Do Gostoso - Mutual [Member]
Disclosure of transactions between related parties [line items]
Net operating revenues						294
Joint Ventures [member] | Voltalia Sao Miguel Do Gostoso - Mutual [Member] | Dividends [Member]
Disclosure of transactions between related parties [line items]
Assets		1,032		1,032
Joint Ventures [member] | Matrincha Transmissora De Energia [Member]
Disclosure of transactions between related parties [line items]
Liabilities	[1],[2]	959		829
Operating costs and expenses	[1],[2]	(11,259)		(10,137)		(9,514)
Joint Ventures [member] | Matrincha Transmissora De Energia [Member] | Dividends [Member]
Disclosure of transactions between related parties [line items]
Assets		34,460		31,793
Joint Ventures [member] | Guaraciaba Transmissora De Energia [Member]
Disclosure of transactions between related parties [line items]
Liabilities	[1],[2]	436		383
Operating costs and expenses	[1],[2]	(5,348)		(4,853)		(4,475)
Joint Ventures [member] | Guaraciaba Transmissora De Energia [Member] | Dividends [Member]
Disclosure of transactions between related parties [line items]
Assets		16,281		14,846
Joint Ventures [member] | Paranaiba Transmissora De Energia [Member]
Disclosure of transactions between related parties [line items]
Liabilities	[1],[2]	649		638
Operating costs and expenses	[1],[2]	(8,141)		(6,514)		(6,595)
Joint Ventures [member] | Paranaiba Transmissora De Energia [Member] | Dividends [Member]
Disclosure of transactions between related parties [line items]
Liabilities				5,962
Joint Ventures [member] | Cantareira Transmissora de Energia [Member]
Disclosure of transactions between related parties [line items]
Liabilities	[1],[2]	468		467
Operating costs and expenses	[1],[2]	(5,912)		(5,403)		(1,618)
Joint Ventures [member] | Mata De Santa Genebra Transmissao [Member]
Disclosure of transactions between related parties [line items]
Assets	[1]	4,034		2,035
Liabilities	[1]	990		10
Net operating revenues	[1]	17,636		16,449		6,600
Operating costs and expenses	[1]	(7,636)		(340)
State Of Parana Investee [Member] | Sanepar [Member]
Disclosure of transactions between related parties [line items]
Assets	[4],[5]	223		294
Liabilities	[4],[5]	582		311
Net operating revenues	[4],[5]	4,956		4,710		4,200
Operating costs and expenses	[4],[5]	(6,598)		(5,852)		(5,227)
State Of Parana Investee [Member] | Use Of Water Withdrawn From Plants Reservoirs [Member]
Disclosure of transactions between related parties [line items]
Net operating revenues		620		480
Entities With Significant Influence [Member] | BNDES And BNDESPAR [Member] | Debentures Wind Farms [Member]
Disclosure of transactions between related parties [line items]
Liabilities	[6]	239,249		253,877
Operating costs and expenses	[6]	(25,891)		(28,240)		(30,316)
Entities With Significant Influence [Member] | BNDES And BNDESPAR [Member] | Debentures Compagas [Member]
Disclosure of transactions between related parties [line items]
Liabilities		5,890		11,783
Operating costs and expenses		(1,681)		(1,194)		(2,625)
Entities With Significant Influence [Member] | BNDES And BNDESPAR [Member] | Financing [Member]
Disclosure of transactions between related parties [line items]
Liabilities		2,314,166		2,231,409
Operating costs and expenses		(151,850)		(175,461)		(131,379)
Entities With Significant Influence [Member] | BNDES And BNDESPAR [Member] | Dividends Payable [Member]
Disclosure of transactions between related parties [line items]
Liabilities	[7]	568,315		130,204
Controlling Shareholder [Member] | State of Parana [Member] | Meteorological System of Parana - Simepar [Member]
Disclosure of transactions between related parties [line items]
Assets	[4],[8]	2		10
Liabilities	[4],[8]	855		705
Net operating revenues		48	[4],[8]	58	[4],[8]	54
Operating costs and expenses		(8,573)	[4],[8]	(7,087)	[4],[8]	(1,559)	[9]
Controlling Shareholder [Member] | State of Parana [Member] | Telecommunication Services [Member]
Disclosure of transactions between related parties [line items]
Assets	[4]	13,686		16,278
Net operating revenues	[4]	43,248		43,011		41,375
Controlling Shareholder [Member] | State of Parana [Member] | Morar Bem Parana Program [Member]
Disclosure of transactions between related parties [line items]
Assets	[10]	1,057
Controlling Shareholder [Member] | State of Parana [Member] | Tarifa Rural Noturna Program [Member]
Disclosure of transactions between related parties [line items]
Assets	[10]	8,168		7,639
Controlling Shareholder [Member] | State of Parana [Member] | Luz Fraterna Program [Member]
Disclosure of transactions between related parties [line items]
Assets	[10]	6,682		7,478
Controlling Shareholder [Member] | State of Parana [Member] | CRC Transfer [Member]
Disclosure of transactions between related parties [line items]
Assets		1,392,624		1,350,685
Net operating revenues		341,964		184,229		188,797
Controlling Shareholder [Member] | State of Parana [Member] | Dividends Payable [Member]
Disclosure of transactions between related parties [line items]
Liabilities		749,338		190,664
Controlling Shareholder [Member] | State of Parana [Member] | Employees Transferred [Member]
Disclosure of transactions between related parties [line items]
Assets	[8]	87		33
Associates [Member] | Dona Francisca Energetica S.A [Member]
Disclosure of transactions between related parties [line items]
Assets	[1]	13		40
Liabilities	[1]	1,436		1,436
Net operating revenues	[1]	162		145
Operating costs and expenses	[1]	(17,078)		(16,905)		(16,903)
Associates [Member] | Foz do Chopim Energetica Ltda. [Member]
Disclosure of transactions between related parties [line items]
Assets		216		209
Net operating revenues		2,675		2,538		2,668
Associates [Member] | Sercomtel S.A. Telecomunicacoes [Member]
Disclosure of transactions between related parties [line items]
Assets				4,436
Net operating revenues		8,299		8,354		8,051
Operating costs and expenses		4		(21)		(4)
Key Management Staff [Member] | Fees And Social Security Charges [Member]
Disclosure of transactions between related parties [line items]
Operating costs and expenses		21,935		(25,860)		(27,368)
Key Management Staff [Member] | Pension And Healthcare Plans [Member]
Disclosure of transactions between related parties [line items]
Operating costs and expenses		(1,116)		(1,560)		(1,725)
Other Related Parties [Member] | Pension And Healthcare Plans [Member]
Disclosure of transactions between related parties [line items]
Liabilities		1,493,614		1,194,936
Other Related Parties [Member] | Administrative Property Rental [Member]
Disclosure of transactions between related parties [line items]
Liabilities		1,836		14,662
Operating costs and expenses		(1,285)		(2,520)		(15,396)
Other Related Parties [Member] | Fundacao Copel [Member]
Disclosure of transactions between related parties [line items]
Assets		40		9
Net operating revenues		315		285		299
Other Related Parties [Member] | Lactec
Disclosure of transactions between related parties [line items]
Assets	[4],[11]	5		4
Liabilities	[4],[11]	2,747		1,507
Net operating revenues	[4],[11]	771		746
Operating costs and expenses	[4],[11]	(2,702)		(2,787)		(4,026)
Other Related Parties [Member] | Tecpa [member]
Disclosure of transactions between related parties [line items]
Assets		11	[4]	9
Net operating revenues		862	[4]	81		68
Other Related Parties [Member] | Celepa [member]
Disclosure of transactions between related parties [line items]
Assets		4	[4],[12]	15
Liabilities	[4],[12]	2		21
Net operating revenues		51	[4],[12]	112		R$ 85
Operating costs and expenses	[4],[12]	R$ (50)		R$ (5)

[1]	Charges for use of the transmission system due by Copel GeT, UEG Araucaria and wind farms.
[2]	Copel DIS maintains a Contract for the Use of Transmission System (Cust) with ONS and power transmission concession operators whose subject matter is the contracting of Transmission System Use Amount (Must). Contracting is permanent and is regulated by ANEEL Normative Resolution 666/2015. Amounts are defined for four subsequent years, with annual reviews.
[3]	Operation and maintenance services agreement provided by Copel GeT, maturing on May 9, 2021. Transmission System Connection Agreement - CCT executed by Copel DIS, expiring by the end of the concession agreement of the distribution or transmission company, whichever takes place first.
[4]	Revenue of Copel TEL from telecommunications services and lease of equipment and infrastructure. The balances presented are net of expected credit losses.
[5]	Basic sanitation provided by Sanepar.
[6]	BNDES and BNDESPAR acquired all the debentures issued by the subsidiaries Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III, Nova Eurus IV and Ventos de Santo Uriel.
[7]	BNDES is the parent company of BNDES Participacoes S.A. - BNDESPAR, which owns Copel shares (Note 30.1). On December 22, 2018, the shareholder agreement between the State of Parana and BNDESPAR, signed on December 22, 1998, was ended.
[8]	Reimbursement of wages and social charges for employees transferred to the Parana State Government. Balances presented are net of expected credit loss.
[9]	The Sistema Meteorologico do Parana - Simepar is a supplementary unit of the Independent Social Service Parana Technology, linked to the State Department of Science, Technology and Higher Education. Simepar has contracts with Copel for services of weather forecast, meteorological reports, ampacity analysis, mapping and analyses of winds and atmospheric discharges.
[10]	The Luz Fraterna Program created under Law 491/2013 and 17,639/2013 establishes the payment of electricity consumption to benefit low-income families, residing in the State of Parana, whose properties - consumer units - are used exclusively for residential purposes, whether in urban or rural areas, and fulfill the requirements established in articles 3 and 4 of this law.
[11]	The Institute of Technology for Development (Lactec) is a Public Interest Civil Society Organization (OSCIP), in which Copel is an associate. Lactec has service and R&D contracts with Copel GeT, UEGA and Copel DIS, which are subject to prior or later control and approval by ANEEL. Copel COM provides services and sells energy to the institute.
[12]	Service agreements entered into with the Parana Information Technology Company (Celepar), a mixed capital company that is part of the indirect administration of the State Government